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                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                     SUPPLEMENT DATED MARCH 30, 2001 TO THE
                       PROSPECTUS DATED DECEMBER 29, 2000

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by Robert J. Hickey, a Principal of the Adviser and Advisory Corp. since December 2000. Mr. Hickey has managed the Fund since June 1999. He became a Senior Vice President of the Adviser and Advisory Corp. in December 1999, and he became a Vice President of the Adviser and Advisory Corp. in June 1995. Mr. Hickey joined Advisory Corp. in 1988 and was made an Assistant Vice President in January 1993.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    HYI SPT 3/01
                                                                      28 128 228
                                                                        65044-02